Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Operating Lease Related Assets And Liabilities And Other Related Information
Information related to operating leases as of December 31, 2019 and 2020 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	16,435	14,997	2,298

Liabilities
Operating lease liabilities, current	6,807	8,058	1,235
Operating lease liabilities, non-current	7,492	5,542	849

Weighted average remaining lease term (years)	2.4	1.7	1.7
Weighted average discount rate	5%	5%	5%

Schedule of Components of Operating Lease Expense

	For the Year Ended
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	5,260	8,158	1,250
Expense for short-term leases within 12 months	592	—	—
Interest of lease liabilities	543	679	104

	6,395	8,837	1,354

Schedule of Operating Lease, Maturity	Maturities of lease liabilities were as follows:

	As of December 31,
	2020
	RMB	US$ (Note 2.5)

2020	—	—
2021	8,901	1,364
2022	5,464	837
2023	536	82
2024	—	—
Thereafter	—	—

Total undiscounted lease payments	14,901	2,283
Less: imputed interest	(1,301)	(199)

Total lease liabilities	13,600	2,084